Accounts Receivable (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable
Accounts receivable	24,997,405	3,055,446
Delivery service providers
Accounts receivable
Accounts receivable	5,426,784	573,085
Other trade receivables
Accounts receivable
Accounts receivable	18,317,410	2,482,325
Other customers
Accounts receivable
Accounts receivable	1,253,211	36
Lending to supplier A | Total accounts receivable | Accounts receivable
Accounts receivable
Concentration risk (as a percent)	12.00%	32.00%
Lending to supplier B | Total accounts receivable | Accounts receivable
Accounts receivable
Concentration risk (as a percent)	10.00%	15.00%